RULE 497 DOCUMENT

On behalf of the Goldman Sachs Balanced Strategy Portfolio, Goldman Sachs Growth and Income Strategy Portfolio, Goldman Sachs Growth Strategy Portfolio, Goldman Sachs Equity Growth Strategy Portfolio, and Goldman Sachs Income Strategies Portfolio (the “Portfolios”), each a series of Goldman Sachs Trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information. The interactive data file included as an exhibit to this filing relates to the supplement filed with the Securities and Exchange Commission on behalf of the Portfolios pursuant to Rule 497(e) (Accession No. 0001193125-12-272239) on June 15, 2012, which is incorporated by reference into this Rule 497 Document.